Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In May 2023, the Board adopted the Evolution Petroleum Corporation Equity-Based Incentive Grant Policy for Directors and Employees (the “Equity-based grant policy”). Equity-based grants are made in connection with the Board meeting in which the grants are approved or at the market close of the second full trading day on the principal market upon which the Company’s common stock is listed or quoted following the disclosure of quarterly or annual financial results for the Company if the date of the meeting is not in a trading window (as set forth in the Company’s Insider Trading Policy). In approving equity-based grants, the Board or Compensation Committee shall make appropriate inquiries as to the existence of material non-public information relating to the Company and analyze the timing of such grants relative to the release of material non-public information by the Company. In accordance with the equity-based grant policy, award grants will not be approved during a time while members of the Board or Compensation Committee are aware of the existence of material non-public information with respect to the Company and for a period ending on the second full trading date after such material non-public information has been release to the public.

Award Timing Method	Equity-based grants are made in connection with the Board meeting in which the grants are approved or at the market close of the second full trading day on the principal market upon which the Company’s common stock is listed or quoted following the disclosure of quarterly or annual financial results for the Company if the date of the meeting is not in a trading window (as set forth in the Company’s Insider Trading Policy).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In approving equity-based grants, the Board or Compensation Committee shall make appropriate inquiries as to the existence of material non-public information relating to the Company and analyze the timing of such grants relative to the release of material non-public information by the Company.